Note 7 - Income Taxes	12 Months Ended
Dec. 31, 2015
Notes to Financial Statements
Income Tax Disclosure [Text Block]
NOTE
7
                   INCOME TAXES

The components of (loss) income before income taxes are as follows:

	2015	2014
Domestic	(747,693)	16,001
Foreign	(275,729)	(318,482)
(Loss) income before income taxes	(1,023,422)	(302,481)

The Company had no income tax expense due to operating losses incurred for the years ended
December
31,
2015
and
2014.

For the periods ended
December
31,
2015
and
2014,
the actual tax expense differs from the effective tax expense (benefit) based on the U.S. Federal tax rate of
34%
as follows:

	2015	2014
Income taxes at Federal statutory rate	-34.0%	-34.0%
State income taxes, net of Federal income tax effect	-13.0%	-6.0%
Foreign tax rate differential	2.4%	0.0%
Change in valuation allowance	43.5%	40.0%
Other	1.1%	0.0%
Income tax provision	0.0%	0.0%

The tax effects of temporary differences that give rise to the Company’s deferred tax assets and liabilities are as follows:

	2015	2014
U.S. net operating loss carryforwards	563,000	401,000
Stock compensation	206,000	-
Canadian Provincial income tax losses	402,000	333,000
Canadian Provincial scientific investment tax credits	201,000	193,000
	1,372,000	927,000
Valuation allowance	(1,372,000)	(927,000)
Net deferred tax assets	-	-

As of
December
31,
2015
and
2014,
the Company had federal net operating loss carryforwards (“NOL”) of approximately
$1,310,000
and
$1,041,000,
respectively. The losses expire in stages beginning in
2024.
The Company has not performed a detailed analysis to determine whether an ownership change under IRC Section
382
has occurred. The effect of an ownership change would be the imposition of annual limitation on the use of NOL carryforwards attributable to periods before the change Any limitation may
result in expiration of a portion of the NOL before utilization. As of
December
31,
2015
and
2014,
the Company had state and local net operating loss carryforwards of approximately
$1,303,000
and
$1,033,000,
respectively, to reduce future state tax liabilities also through
2035.

As of
December
31,
2015
and
2014,
the Company had Canadian NOL of approximately
$1,256,000
and
$980,000,
respectively. The Canadian losses expire in stages beginning in
2026.
As of
December
31,
2015
and
2014,
the Company also has unclaimed Canadian federal scientific research and development investment tax credits, which are available to reduce future federal taxes payable of approximately
$201,000
and
$193,000,
respectively.

As a result of losses and uncertainty of future profit, the net deferred tax asset has been fully reserved. The net change in the valuation allowance during the years ended
December
31,
2015
and
2014
was an increase of
$445,000
and
$67,000,
respectively.

Foreign earnings are assumed to be permanently reinvested. U.S. Federal income taxes have not been provided on undistributed earnings of our foreign subsidiary.

The Company recognizes interest and penalties related to uncertain tax positions in selling, general and administrative expenses. The Company has not
identified any uncertain tax positions requiring a reserve as of
December
31,
2015
and
2014.